Valuation results and net trading income (Tables)	12 Months Ended
Dec. 31, 2022
Valuation results and net trading income [Abstract]
Summary of valuation tesults and net trading income

Valuation results and net trading income
in EUR million	2022	2021	2020
Securities trading results	-356	787	-500
Derivatives trading results	11	-554	701
Other trading results	71	84	72
Change in fair value of derivatives relating to
– fair value hedges	-5,928	-1,317	538
– cash flow hedges (ineffective portion)	20	1	-5
– other non-trading derivatives	12,358	1,179	-90
Change in fair value of assets and liabilities (hedged items)	5,563	1,330	-541
Valuation results on assets and liabilities designated at FVPL (excluding trading)	439	-13	-123
Foreign exchange transactions results	38	567	422
	12,214	2,065	474